INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	9 Months Ended
Mar. 31, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.1.  Cash and cash equivalents

	03/31/2025	06/30/2024
Cash at bank and on hand	38,456,989	44,473,270
	38,456,989	44,473,270

5.2.  Other financial assets

	03/31/2025	06/30/2024
Current
US Treasury bills	—	1,993,668
Mutual funds	—	6,658,805
Shares of Moolec Science S.A.	779,100	1,530,375
Other investments	110,293	1,512,680
	889,393	11,695,528

	03/31/2025	06/30/2024
Non-current
Shares of Bioceres Group PLC.	444,413	444,473
Other investments	117	190,080
	444,530	634,553

5.3.  Trade receivables

	03/31/2025	06/30/2024
Current
Trade debtors	184,726,068	205,057,590
Allowance for impairment of trade debtors	(8,695,786)	(7,050,280)
Shareholders and other related parties (Note 15)	248,776	141,224
Allowance for credit notes to be issued	—	(2,905,624)
Trade debtors - Joint ventures and associates (Note 15)	4,179	782,142
Deferred checks	11,225,804	11,295,922
	187,509,041	207,320,974

The book value is reasonably approximate to the fair value given its short-term nature.

5.4.  Other receivables

	03/31/2025	06/30/2024
Current
Taxes	7,195,697	5,019,659
Shareholders and other related parties (Note 15)	550,789	—
Other receivables - Joint ventures and associates (Note 15)	322,051	207,449
Prepayments to suppliers	6,497,954	10,242,075
Prepaid expenses and other receivables	109,125	1,594,152
Miscellaneous	1,459,605	1,235,337
	16,135,221	18,298,672

	03/31/2025	06/30/2024
Non-current
Taxes	563,343	752,045
Other receivables - Joint ventures and associates (Note 15)	18,032,217	15,495,543
Reimbursements over exports	1,093,919	1,461,038
Loans receivables	230,000	230,000
Miscellaneous	7,526	18,495
	19,927,005	17,957,121

In September 2024, we entered into a note purchase agreement (the “Note Purchase Agreement”) and a HB4 soy supply agreement (the “HB4 Soy Supply Agreement”) with one of our associates, Moolec Science SA (“Moolec”). In June 2024, under the terms of the HB4 Soy Supply Agreement, we supplied to Moolec an amount of HB4 soy equivalent to $6.6 million. In exchange, Moolec Science issued convertible notes to us in an aggregate principal amount of $6.6 million (the “Moolec Convertible Notes”).

The Moolec Convertible Notes will mature 36 months after and include a “payment-in-kind” feature. If the trading price of Moolec’s ordinary shares exceeds the strike price of $6.00 per ordinary share for 10 trading days, we have the option to exercise the early conversion option pursuant to which the principal amount outstanding under the Moolec Convertible Notes may be converted into ordinary shares of Moolec at the strike price. At maturity, Moolec has the option to convert the principal amount outstanding under the Moolec Convertible Notes into ordinary shares. In connection with our early conversion option and Moolec’s optional conversion at maturity, Moolec may deliver ordinary shares, cash, or a combination of cash and ordinary shares.

5.5.  Inventories

	03/31/2025	06/30/2024
Seeds	10,212,302	5,967,231
Resale products	42,023,289	53,788,333
Manufactured products	18,980,865	26,081,250
Goods in transit	2,372,095	5,618,540
Supplies	16,187,828	22,546,093
Agricultural products	5,004,599	15,015,884
Allowance for obsolescence	(2,761,329)	(3,087,563)
	92,019,649	125,929,768

Net of agricultural products	87,015,050	110,913,884

5.6.  Property, plant and equipment

Property, plant and equipment as of March 31, 2025 and 2024 included the following:

	Net						Net
	carrying					Foreign	carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the period	translation	03/31/2025
Office equipment	410,338	18,636	—	—	(59,886)	(4,125)	364,963
Vehicles	2,200,349	70,085	—	(8,276)	(665,031)	(3,470)	1,593,657
Equipment and computer software	507,469	62,231	—	—	(191,373)	3,579	381,906
Fixtures and fittings	2,786,470	9,083	—	—	(617,240)	4,256	2,182,569
Machinery and equipment	16,710,328	551,031	136,734	(1,649)	(2,200,283)	(101,283)	15,094,878
Land and buildings	39,677,902	—	46,430	—	(761,505)	(69,309)	38,893,518
Buildings in progress	12,280,422	4,744,861	(183,164)	—	—	(9,341)	16,832,778
Total	74,573,278	5,455,927	—	(9,925)	(4,495,318)	(179,693)	75,344,269

	Net					Net
	carrying				Foreign	carrying
	amount			Depreciation	currency	amount
Class	06/30/2023	Additions	Disposals	of the period	translation	03/31/2024
Office equipment	263,892	56,301	—	(51,251)	(1,462)	267,480
Vehicles	2,032,853	588,368	(9,013)	(635,040)	12,805	1,989,973
Equipment and computer software	174,399	152,174	—	(152,719)	(2,180)	171,674
Fixtures and fittings	2,862,949	11,085	—	(592,248)	(2,228)	2,279,558
Machinery and equipment	14,463,756	572,889	(71,256)	(1,789,498)	(68,933)	13,106,958
Land and buildings	36,144,792	3,228,807	—	(702,518)	2,060	38,673,141
Buildings in progress	11,911,194	6,367,797	—	—	(204,184)	18,074,807
Total	67,853,835	10,977,421	(80,269)	(3,923,274)	(264,122)	74,563,591

The depreciation charge is included in Notes 6.3 and 6.4. The Group has no commitments to purchase property, plant and equipment items.

5.7.  Intangible assets

Intangible assets as of March 31, 2025 and 2024 included the following:

	Net carrying				Foreign	Net carrying
	amount			Amortization	currency	amount
Class	06/30/2024	Additions	Transfers	of the period	translation	03/31/2025
Seed and integrated products
HB4 technology and breeding program	35,574,371	3,009,617	—	(1,566,261)	—	37,017,727
Integrated seed products	2,681,826	—	—	(147,900)	78,973	2,612,899
Crop nutrition
Microbiological products	41,187,249	—	—	(2,746,385)	(3,031)	38,437,833
Microbiological products in progress	10,452,861	3,892,452	—	—	—	14,345,313
Other intangible assets
Trademarks and patents	47,906,064	152,802	—	(3,061,504)	—	44,997,362
Trademarks and patents with indefinite useful lives	10,045,294	—	—	—	—	10,045,294
Software	1,827,983	7,190	146,145	(340,820)	(103)	1,640,395
Software in progress	580,728	152,982	(146,145)	—	—	587,565
Customer loyalty	21,636,760	—	—	(1,026,644)	—	20,610,116
RG/RS/OX Wheat in progress	5,000,000	6,528,899	—	—	—	11,528,899
Total	176,893,136	13,743,942	—	(8,889,514)	75,839	181,823,403

	Net				Net
	carrying			Foreign	carrying
	amount		Amortization	currency	amount
Class	06/30/2023	Additions	of the period	translation	03/31/2024
Seed and integrated products
HB4 technology and breeding program	31,679,681	3,409,547	(1,282,642)	—	33,806,586
Integrated seed products	2,841,008	—	(139,914)	(42,748)	2,658,346
Crop nutrition
Microbiological products	37,295,460	—	(2,238,036)	—	35,057,424
Microbiological products in progress	12,213,341	4,457,981	—	—	16,671,322
Other intangible assets
Trademarks and patents	51,933,444	36,249	(3,059,216)	—	48,910,477
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	7,827,309
Software	1,638,519	491,707	(488,422)	(5,781)	1,636,023
Software in progress	349,171	558,442	—	—	907,613
Customer loyalty	23,006,023	—	(1,027,248)	—	21,978,775
RG/RS/OX Wheat in progress	5,000,000	—	—	—	5,000,000
Total	173,783,956	8,953,926	(8,235,478)	(48,529)	174,453,875

5.8. Trade and other payables

	03/31/2025	06/30/2024

Trade creditors	86,775,650	108,307,192
Shareholders and other related parties (Note 15)	269,498	37,985
Trade creditors - Parent company (Note 15)	818,754	729,171
Trade creditors - Joint ventures and associates (Note 15)	36,008,045	52,888,732
Taxes	3,640,496	5,647,550
Miscellaneous	1,087,799	1,121,839
	128,600,242	168,732,469

5.9. Borrowings

	03/31/2025	06/30/2024
Current
Bank borrowings	86,419,392	91,816,134
Corporate bonds	8,518,783	42,035,925
Trust debt securities	705,358	2,895,139
	95,643,533	136,747,198
Non-current
Bank borrowings	33,012,724	15,316,612
Corporate bonds	42,680,437	25,071,823
Trust debt securities	—	1,716,447
	75,693,161	42,104,882

In November 2024, we completed a $25.9 million public offering of Series X corporate bonds in the Argentine market. The bonds were issued in two tranches: Class A: Approximately $2.4 million 7.0% p.a. bonds due November 2026; and Class B: Approximately $23.5 million 8.0% p.a. bonds due November 2027.

In this regard, the Group has a pre-approved financing program authorized by the Argentine National Securities Commission (Comisión Nacional de Valores – CNV), which allows for the issuance of public corporate bonds for up to $200 million. As of March 31, 2025, the Group had utilized $51 million under this program, with $149 million remaining available for future use. The facility remains fully discretionary and may be utilized as needed by the Group.

In January 2025, we completed a $20 million financing agreement with Coöperatieve Rabobank U.A. The capital will be repaid in seven semi-annual installments between June 15, 2026, and June 15, 2029. The annual interest rate is Term SOFR plus a margin ranging from 5.15% to 6.15%, with interest payable semi-annually at the end of each interest period. Our subsidiary, Rizobacter Argentina S.A., must annually comply with specific financial covenants outlined in the agreement.

The carrying value of some borrowings as of March 31, 2025 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	03/31/2025		06/30/2024
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	86,419,392	83,980,058	91,816,134	89,874,010
Corporate Bonds	8,518,783	8,030,530	42,035,925	41,492,963

Non-current
Bank borrowings	33,012,724	28,345,049	15,316,612	14,850,783
Corporate Bonds	42,680,437	39,190,945	25,071,823	23,845,583

5.10. Secured Notes

Secured Guaranteed Notes

The Secured Guaranteed Notes due 2026 matured 48 months after the issue date and bore interest at 9.0% from the issue date through 24 months after the issue date, 13.0% from 25 through 36 months after the issue date and 14.0% from 37 through 48 months after the issue date. Interest was payable semi-annually. The Secured Guaranteed Notes due 2026 did not have any conversion rights into our ordinary shares.

Secured Convertible Guaranteed Notes

The Secured Guaranteed Convertible Notes were issued for a total principal amount of $55 million. The notes had a 4- year maturity and accrued interest at an annual interest rate of 9%, of which 5% was payable in cash and 4% in-kind. At any time up to maturity the note holders could opt to convert the outstanding principal amount into common share of Bioceres at a strike price of $18 per share. The Company had the option to repurchase the notes voluntarily 30 months after the issue date.

Both Secure Notes are subject to identical financial covenants. As of March 31, 2025, we were required to maintain a maximum Consolidated Total Net Leverage Ratio of 3.75x and a minimum Interest Coverage Ratio of 2.00x, tested on a quarterly basis.

During the current period, we experienced a temporary setback due to challenges in the Argentine market—most notably, the deterioration in farmer economics driven by declining commodity prices and weak yield forecasts. These external pressures significantly impacted per-hectare income for Argentine farmers, leading to reduced investment in key inputs such as fertilizers and crop protection products.

This reduction in demand, combined with a well-supplied ag-input market resulting from aggressive purchasing in prior years, has led to increased price pressure and lower adoption of high-value technologies like ours. However, we are encouraged that we maintained our market share in key product families, despite the overall Argentine market contraction.

As a result of these temporary conditions, our performance metrics were constrained, leading us to exceed the leverage ratio threshold outlined in the Secured Notes. Since, as of March 31, 2025, we were unable to demonstrate an unconditional right to defer settlement of the liability for at least twelve months, we reclassified it as a current liability for this reporting period. However, on June 18, 2025, we reached an agreement with the noteholders to amend both secured notes, introducing revised financial covenants. Under the amended terms, we are now required to maintain a maximum Consolidated Total Net Leverage Ratio of 5.00x and a minimum Interest Coverage Ratio of 1.50x as of March 31 and June 30, 2025—placing us in full compliance with the updated financial requirements. See Note 18.

5.11. Employee benefits and social security

	03/31/2025	06/30/2024
Salaries, accrued incentives, vacations and social security	7,350,959	7,192,492
Key management personnel (Note 15)	480,943	148,466
	7,831,902	7,340,958

5.12. Deferred revenue and advances from customers

	03/31/2025	06/30/2024
Current
Advances from customers	3,862,028	3,335,740
Deferred revenue	—	587,400
	3,862,028	3,923,140
Non-current
Advances from customers	—	52,511
Deferred revenue	1,436,912	1,872,627
	1,436,912	1,925,138